Performance Management	Oct. 28, 2026
SEI Ang Research Enhanced U.S. Large Cap Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
Performance One Year or Less [Text]	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
SEI Ang Research Enhanced U.S. Large Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
Performance One Year or Less [Text]	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.